Summary of significant accounting policies (Tables)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of consolidated financial statements

Name	Place of incorporation	Date of incorporation	Business engaged in	Effective ownership as of March 31 2024	Effective ownership as of March 31, 2023
ZY Holdings	Cayman Islands	July 5, 2016	Investment holding	100%	100%
China Bio	Republic of Seychelles	June 27, 2016	Investment holding	100%	100%
ZY HK	Hong Kong	June 13, 2016	Investment holding	100%	100%
ZY Shenzhen	PRC	June 10, 2014	Investment holding	100%	100%
BF Beijing	PRC	August 30, 2012	Nervonic acid research, development of nervonic acid based herbal and chemical drugs and the sales of dietary supplements (referred to as new food raw material product in China) containing nervonic acid	100%	100%
BF Internet	PRC	May 23, 2022	Sale and marketing of BF Beijing’s nervonic acid-based dietary supplements (referred to as new food raw material products in China) over the “TikTok” platform	51%	51%

Name	Place of incorporation	Date of incorporation	Business engaged in	Effective ownership as of March 31 2022	Effective ownership as of March 31, 2021
ZY Holdings	Cayman Islands	July 5, 2016	Investment holding	100%	100%
China Bio	Republic of Seychelles	June 27, 2016	Investment holding	100%	100%
ZY HK	Hong Kong	June 13, 2016	Investment holding	100%	100%
ZY Shenzhen	PRC	June 10, 2014	Investment holding	100%	100%
BF Beijing	PRC	August 30, 2012	Nervonic acid research, development of nervonic acid based herbal and chemical drugs and the sales of health supplements continuing nervonic acid	100%	100%
Dandong BF	PRC	March 11, 2019	Research, development and growing of Acer truncatum seedlings	100%	100%

Schedule of exchange rates

	2024	2023
Balance sheet items, except for equity accounts	RMB1=$0.1385 HK$1=$0.1278	RMB1=$0.1456 HK$1=$0.1274
Items in statements of income and cash flows	RMB1=$0.1398 HK$1=$0.1278	RMB1=$0.1460 HK$1=$0.1280

	2022	2021
Balance sheet items, except for equity accounts	RMB1=$0.1577 HK$1=$0.1277	RMB1=$0.1526 HK$1=$0.1286
Items in statements of income and cash flows	RMB1=$0.1558 HK$1=$0.1284	RMB1=$0.1475 HK$1=$0.1290

Schedule of estimated useful lives

Useful Life
Office equipment, fixtures and furniture	3-5 years
Computer equipment	3-5 years

Useful Life
Office equipment, fixtures and furniture	3-5 years
Computer equipment	3-5 years

Schedule of reconciliation of basic and diluted loss per share

	2024	2023
Net profit (loss) from continuing operations	$271,869	(1,668,646)

- basic	$0.02	$(0.09)
- diluted	$0.02	$(0.09)

Net profit (loss) from discontinued operation	$—	$(535,480)

- basic	$—	$(0.03)
- diluted	$—	$(0.03)

Net profit (loss) from continuing and discontinued operations	$271,869	$(2,204,126)

- basic	$0.02	$(0.12)
- diluted	$0.02	$(0.12)

Weighted average number of ordinary shares outstanding

- basic	17,692,853	17,666,043
- diluted	17,992,853	17,666,043

	2022	2021
Net loss	$1,125,565	$28,022

Weighted average number of ordinary shares outstanding
- basic and diluted	17,283,258	17,145,000

Net loss per share
- basic and diluted	$6.51 cents	$0.16 cents